OPERATING LEASES	12 Months Ended
Mar. 31, 2015
OPERATING LEASES
OPERATING LEASES

(17)OPERATING LEASES

The Group leased one floor of its building on March 1, 2014. The operating lease term is six years and will expire on February 29, 2020.

Minimum rental income under operating lease is recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Property on Operating Lease

	March 31, 2014	March 31, 2015
	RMB	RMB
Building	26,251,157	26,251,157
Less: Accumulated depreciation	(4,156,433)	(5,038,472)

	22,094,724	21,212,685

Rentals under Operating Lease

Future minimum rentals under non-cancelable operating lease as of March 31, 2015 are:

Minimum
Rentals Amount
RMB
Year ended March 31:
2016	3,308,825
2017	3,475,825
2018	3,647,360
2019	3,830,195
2020	3,663,927
Thereafter	—

17,926,132